Expense Example - Energy Resilience Portfolio	Oct. 31, 2024 USD ($)
Energy Resilience Portfolio - Advisor shares | Environmental Accountability Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	357
Expense Example, with Redemption, 5 Years	648
Expense Example, with Redemption, 10 Years	1,476
Energy Resilience Portfolio - Institutional Shares | Environmental Accountability Portfolio - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	541
Expense Example, with Redemption, 10 Years	$ 1,246